Beskauga Option Agreement (Details) - Schedule of Cumulative Bonus Payments	12 Months Ended
Oct. 31, 2023 USD ($)
3,000,000 Ounces [Member]
Beskauga Main Project
Cumulative Bonus Payments	$ 2,000,000
5,000,000 Ounces [Member]
Beskauga Main Project
Cumulative Bonus Payments	6,000,000
7,000,000 Ounces [Member]
Beskauga Main Project
Cumulative Bonus Payments	12,000,000
10,000,000 Ounces [Member]
Beskauga Main Project
Cumulative Bonus Payments	20,000,000
2,000,000 Ounces [Member]
Beskauga South Project
Cumulative Bonus Payments	2,000,000
3,000,000 Ounces [Member]
Beskauga South Project
Cumulative Bonus Payments	5,000,000
4,000,000 Ounces [Member]
Beskauga South Project
Cumulative Bonus Payments	8,000,000
5,000,000 Ounces [Member]
Beskauga South Project
Cumulative Bonus Payments	$ 12,000,000